Leases - Summary of Lease Cost (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Finance lease costs:
Amortization of right-of-use asset	$ 192	$ 147	$ 147
Interest on lease liabilities	8	14	20
Operating lease costs	2,150	8,390	9,691
Short-term lease costs	202	649	166
Variable lease costs	566	721	303
Short-term sublease income	(127)	(53)
Total lease costs	$ 2,991	$ 9,868	$ 10,327